Note 6 - Allowance for Loan Losses and Credit Quality Information (Details) - Classified and Unclassified Loans - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 472,819	$ 373,556
Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	27,693	35,806
Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	7,939	11,954
Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	19,361	23,329
Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	107	262
Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	286	261
Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	445,126	337,750
1-4 Family Porfolio Segment[Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	90,945	69,841
1-4 Family Porfolio Segment[Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	3,133	2,700
1-4 Family Porfolio Segment[Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	189	0
1-4 Family Porfolio Segment[Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,889	2,493
1-4 Family Porfolio Segment[Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	55	207
1-4 Family Porfolio Segment[Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
1-4 Family Porfolio Segment[Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	87,812	67,141
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	247,353	191,668
Commercial Real Estate Portfolio Segment [Member] | Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	31,583	19,960
Commercial Real Estate Portfolio Segment [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	215,770	171,708
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,462	10,283
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Residential Developments [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	323
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Residential Developments [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,462	9,960
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Residential Developments [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Residential Developments [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	15,665	16,168
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	2,827	7,376
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	12,838	8,792
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Classified [Member] | Commercial Real Estate Other [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Residential Developments [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	30,121	9,677
Commercial Real Estate Portfolio Segment [Member] | Unclassified [Member] | Commercial Real Estate Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	200,105	155,540
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	64,415	54,925
Consumer Portfolio Segment [Member] | Classified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	977	805
Consumer Portfolio Segment [Member] | Classified [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Consumer Portfolio Segment [Member] | Classified [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	639	489
Consumer Portfolio Segment [Member] | Classified [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	52	55
Consumer Portfolio Segment [Member] | Classified [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	286	261
Consumer Portfolio Segment [Member] | Unclassified [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	63,438	54,120
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	70,106	57,122
Commercial Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,226
Commercial Portfolio Segment [Member] | Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	60,880	50,001
Commercial Portfolio Segment [Member] | Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		7,121
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	111
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Loans [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	66
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Loans [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	45
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Loans [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Loans [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	6,345	5,411
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	4,857	4,255
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	1,488	1,156
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Commercial Business Other [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	0	0
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		439
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Industry [Member] | Special Mention [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		0
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Industry [Member] | Substandard [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		439
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Industry [Member] | Doubtful [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		0
Commercial Portfolio Segment [Member] | Classified [Member] | Construction Industry [Member] | Unlikely to be Collected Financing Receivable [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		0
Commercial Portfolio Segment [Member] | Unclassified [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	9,115
Commercial Portfolio Segment [Member] | Unclassified [Member] | Commercial Business Other [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable	$ 54,535	44,590
Commercial Portfolio Segment [Member] | Unclassified [Member] | Construction Industry [Member]
Financing Receivable, Recorded Investment [Line Items]
Loans receivable		$ 6,682